COMMITMENTS	12 Months Ended
Dec. 31, 2011
COMMITMENTS
COMMITMENTS

27. COMMITMENTS

        The Group has a number of operating leases for its facilities and offices. Rental expenses under operating leases for the years ended December 31, 2009, 2010, and 2011 were $478,620, $3,433,603 and $6,913,422, respectively. The group recognized rent expenses under such arrangements on a straight-line basis over the term of the lease. The future aggregate minimum lease payments under non-cancelable operating lease agreements are as follows:

Years ending December 31:
2012	8,151,674
2013	7,556,735
2014	7,378,041
2015	7,378,041
2016 and thereafter	75,695,072

Total	106,159,563